Average Annual Total Returns	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund MSCI ACWI Index One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund MSCI ACWI Index Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund MSCI ACWI Index Ten Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Blended Index One Year		Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Blended Index Five Years		Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Blended Index Ten Years		Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A Ten Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A Inception Date	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C Ten Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C Inception Date	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I Ten Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I Inception Date	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund MSCI ACWI Index One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund MSCI ACWI Index Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund MSCI ACWI Index Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A Inception Date	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C Inception Date	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I Inception Date	Prospectus #2 Eaton Vance Greater China Growth Fund MSCI China Index One Year	Prospectus #2 Eaton Vance Greater China Growth Fund MSCI China Index Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund MSCI China Index Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class A Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class C Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class I Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund MSCI World Health Care Index One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund MSCI World Health Care Index Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund MSCI World Health Care Index Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R Ten Years
Total	5.53%	1.10%	1.81%	22.20%	11.71%	7.92%	12.03%	[1]	5.54%	[1]	4.45%	[1]	0.91%	2.49%	2.71%	Sep. 30, 2011	0.09%	1.75%	2.16%	0.65%	1.94%	2.11%	4.77%	2.84%	2.64%	Sep. 30, 2011	6.81%	3.87%	3.52%	Sep. 30, 2011	22.20%	11.71%	7.92%	8.35%	9.49%	6.45%	Oct. 12, 2010	6.32%	7.74%	5.20%	6.40%	7.50%	5.08%	12.47%	9.83%	6.39%	Oct. 12, 2010	14.61%	10.93%	7.29%	Oct. 12, 2010	(11.20%)	(2.80%)	0.85%	(21.67%)	(3.33%)	0.84%	(23.08%)	(4.52%)	(0.29%)	(11.74%)	(1.87%)	1.13%	(18.78%)	(3.01%)	0.83%	(17.16%)	(2.03%)	1.67%	3.76%	10.46%	9.01%	0.14%	9.51%	8.60%	(0.46%)	8.29%	6.83%	0.48%	7.60%	6.59%	3.91%	9.85%	8.52%	5.98%	10.99%	9.46%	5.43%	10.43%	8.91%

[1]	The blended index consists of 60% Bloomberg U.S. Aggregate Bond Index and 40% MSCI ACWI Index, rebalanced monthly.